Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Net Cash flows used from operating activities:
Net loss	$ (45,065,336)	$ (44,265,276)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expenses	1,169	182,037
Issuance of common stock for services	10,000
Issuance of common stock as consideration for warrant Amendment	440,000
Change in fair value of digital currencies	(704,946)	(8,665)
Loss on issuance of Units		250,000
Fair value adjustments for warrant liabilities	39,222,099	(25,266,593)
Fair value adjustments for convertible notes	16,849,071	(2,096,700)
Fair value adjustments for derivative liability shortfall of shares		14,915,419
Gain on extinguishment of debt	(15,918,867)	(837,369)
Loss from lease termination	100,696
Impairment loss related to investment		2,250,000
Impairment loss on fixed assets		236,585
Loss on sale of fixed assets		1,530
Liquidated damages	693,000	3,102,750
Changes in operating assets and liabilities:
Digital currencies	338,793	(25,502)
Prepaid expenses and other current assets	(67,736)	(8,902)
Accounts payable	(673,729)	140,233
Net cash used in operating activities	(1,488,254)	(828,459)
Net cash used in investing activities:
Purchase of property and equipment	(1,485)	(14,582)
Sale of property and equipment, net		66,807
Refund of lease deposit	1,885	335,000
Net cash (used in) provided by investing activities	400	387,225
Net cash provided by financing activities:
Net proceeds from exercise of warrant		91,765
Net proceeds from issuance of Series C Convertible Preferred Stock and warrants for cash in an offering	925,115
Net proceeds from issuance of Series C-1 Convertible Preferred Stock and warrants for cash and digital currency in an offering	825,005
Net proceeds from issuance of convertible notes		320,002
Payment to settle an investor loan	(54,000)
Net cash provided by financing activities	1,696,120	411,767
Net increase (decrease) in cash	208,266	(29,467)
Cash, beginning of period	95,068	124,535
Cash, end of period	303,334	95,068
Supplemental disclosure of non-cash financing and investing activities:
Conversion of convertible notes to common stock		(4,208,546)
Issuance of common stock due to Anti-Dilution provision
Cashless warrant exercise	12,277,968
Management redemption from escrow account
Preferred issued for conversion of notes	1,160
Debt settlement from sale of fixed assets		22,200
Reclassification between convertible notes and derivative liabilities	4,138,704	92,601
Fractional shares adjusted for reverse split	4
Issuance of Series C-1 Convertible Preferred Stock and warrants in exchange of digital currencies	250,000
Issuance of Series B Convertible Preferred Stock to settle convertible notes payable	74,300,224
Issuance of common stock for settlement of debt	61,667
Series C-1 Convertible Preferred Stock [Member]
Net Cash flows used from operating activities:
Net loss
Adjustments to reconcile net loss to net cash used in operating activities:
Issuance of common stock for services
Issuance of common stock as consideration for warrant Amendment
Loss on issuance of Convertible Preferred stock	478,035
Supplemental disclosure of non-cash financing and investing activities:
Conversion of convertible notes to common stock	14,517
Issuance of common stock due to Anti-Dilution provision
Cashless warrant exercise
Management redemption from escrow account
Issuance of common stock for settlement of debt
Series B Convertible Preferred Stock [Member]
Net Cash flows used from operating activities:
Net loss
Adjustments to reconcile net loss to net cash used in operating activities:
Issuance of common stock for services
Issuance of common stock as consideration for warrant Amendment
Supplemental disclosure of non-cash financing and investing activities:
Conversion of convertible notes to common stock	15,874
Issuance of common stock due to Anti-Dilution provision
Cashless warrant exercise
Management redemption from escrow account
Issuance of common stock for settlement of debt
Series C Convertible Preferred Stock [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Loss on issuance of Convertible Preferred stock	2,809,497
Supplemental disclosure of non-cash financing and investing activities:
Conversion of convertible notes to common stock	$ 2,941